Stock Option Plan - Schedule of Fair Value Inputs (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Inputs [Abstract]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days	5 years 10 months 24 days	5 years 8 months 12 days
Expected volatility	65.60%	64.90%	65.00%	64.70%
Risk-free rate	4.10%	4.10%	4.10%	4.00%
Dividend yield